Quarterly Holdings Report
for
Fidelity® Minnesota Municipal Income Fund
September 30, 2022
MNF-NPRT3-1122
1.807736.118
Municipal Bonds - 96.4%
	Principal Amount (a)	Value ($)
Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	515,000	527,703
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	335,000	343,263
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	985,617
TOTAL GUAM		1,856,583
Minnesota - 95.1%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/25	1,015,000	1,036,822
5% 2/1/26	1,220,000	1,246,708
5% 2/1/27	1,285,000	1,312,627
5% 2/1/28	1,345,000	1,373,566
5% 2/1/29	1,415,000	1,444,498
5% 2/1/34	1,800,000	1,833,302
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,049,984
5% 10/1/29	785,000	821,498
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,477,497
5% 2/1/31	3,600,000	3,798,114
City of Virginia Series 2020 A:
4% 2/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	973,065
4% 2/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	932,241
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/25	565,000	578,688
5% 6/1/26	500,000	515,199
5% 6/1/28	1,000,000	1,033,665
5% 6/1/30	625,000	654,066
5% 6/1/31	700,000	730,233
5% 6/1/33	1,400,000	1,451,651
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,132,426
5% 2/1/31	1,245,000	1,283,991
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	786,893
5% 11/1/25	250,000	256,025
5% 11/1/26	500,000	511,548
5% 11/1/27	420,000	428,859
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,154,338
4% 2/1/36	1,360,000	1,356,878
4% 2/1/37	1,200,000	1,178,067
Dilworth Gen. Oblig. Series 2022 A:
3.5% 2/1/34	455,000	443,161
3.5% 2/1/35	470,000	448,485
3.5% 2/1/36	490,000	458,752
4% 2/1/38	1,030,000	1,016,403
4% 2/1/40	1,115,000	1,084,066
4% 2/1/42	1,205,000	1,151,815
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,010,866
Duluth Econ. Dev. Auth. Series 2021 A, 4% 7/1/41	930,000	756,729
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
5% 2/15/43	1,500,000	1,482,495
5% 2/15/48	3,000,000	2,961,796
5% 2/15/58	3,125,000	3,051,962
Series 2021 A:
4% 6/15/32	535,000	489,680
4% 6/15/35	550,000	482,819
Series 2022 A:
4% 6/15/37	1,140,000	975,241
4% 6/15/38	400,000	337,559
4% 6/15/39	250,000	208,274
5% 6/15/23	300,000	302,766
5% 6/15/25	565,000	570,513
5% 6/15/26	360,000	364,504
5% 6/15/28	935,000	948,709
5% 6/15/29	775,000	785,380
5% 6/15/31	905,000	913,328
5% 6/15/33	1,170,000	1,170,719
Series 2022 B:
5.25% 6/15/47	2,500,000	2,390,818
5.25% 6/15/52	1,250,000	1,181,098
Duluth Independent School District #709 Ctfs. of Prtn. Series 2019 B:
5% 2/1/24	400,000	408,495
5% 2/1/25	375,000	388,356
5% 2/1/26	395,000	414,574
5% 2/1/27	370,000	391,993
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	2,570,190
Series 2020 A, 4% 2/1/31	2,120,000	2,181,398
Forest Lake Series 2019 A, 4% 2/1/31	1,790,000	1,844,284
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	5,479,004
5% 12/1/40	7,200,000	7,502,820
Series 2016 B, 5% 12/1/31	1,155,000	1,224,513
Series 2017 C, 5% 12/1/33	3,075,000	3,250,293
Series 2019 B, 5% 12/15/39	3,725,000	3,962,150
Series 2020 A, 5% 12/1/31	4,765,000	5,315,522
Series 2020 C, 5% 12/15/37	2,500,000	2,705,167
Itasca County (Minnesota County Cr. Enhancement Prog.) Series 2020 B, 4% 2/1/30	1,520,000	1,561,421
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,082,140
5% 9/1/25	215,000	221,244
5% 9/1/28	695,000	708,627
5% 9/1/30	1,500,000	1,524,942
5% 9/1/31	1,300,000	1,317,385
5% 9/1/32	1,000,000	1,009,106
Series 2017:
5% 5/1/26	1,355,000	1,402,248
5% 5/1/27	1,400,000	1,448,544
5% 5/1/28	2,915,000	3,002,381
5% 5/1/29	1,000,000	1,027,442
5% 5/1/30	900,000	923,397
5% 5/1/31	580,000	592,354
5% 5/1/32	500,000	507,299
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	2,612,635
Metropolitan Council Gen. Oblig. Rev.:
Series 2020 D:
5% 3/1/30	1,295,000	1,444,233
5% 3/1/31	1,355,000	1,523,189
Series 2021 C, 5% 12/1/29	2,000,000	2,225,271
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/29	1,040,000	1,103,960
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/26	3,015,000	3,073,456
5% 1/1/28	4,100,000	4,175,505
5% 1/1/29	2,150,000	2,186,692
5% 1/1/30	2,000,000	2,031,182
5% 1/1/31	6,020,000	6,106,063
Series 2016 A:
5% 1/1/30	4,275,000	4,523,962
5% 1/1/31	2,375,000	2,507,897
5% 1/1/32	2,900,000	3,038,150
Series 2016 C, 5% 1/1/46	4,770,000	4,805,118
Series 2016 D:
5% 1/1/27 (b)	350,000	361,378
5% 1/1/28 (b)	430,000	443,761
5% 1/1/29 (b)	225,000	232,107
5% 1/1/30 (b)	480,000	492,890
5% 1/1/31 (b)	200,000	204,154
5% 1/1/32 (b)	200,000	203,634
5% 1/1/33 (b)	220,000	223,078
5% 1/1/34 (b)	225,000	227,604
5% 1/1/35 (b)	225,000	227,181
5% 1/1/36 (b)	220,000	221,906
5% 1/1/37 (b)	250,000	251,686
5% 1/1/41 (b)	725,000	725,090
Series 2022 B:
4.25% 1/1/42 (b)	1,650,000	1,475,103
5% 1/1/47 (b)	1,600,000	1,582,764
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	850,000	876,727
5% 11/15/28	1,380,000	1,418,884
5% 11/15/29	1,000,000	1,024,766
5% 11/15/30	1,000,000	1,020,253
5% 11/15/31	3,665,000	3,731,840
5% 11/15/32	2,200,000	2,236,454
Series 2018 A:
5% 11/15/34	3,350,000	3,431,382
5% 11/15/35	2,500,000	2,553,027
5% 11/15/36	2,500,000	2,549,762
5% 11/15/49	4,935,000	4,863,932
Series 2021:
4% 11/15/36	5,310,000	4,958,646
4% 11/15/37	1,320,000	1,224,486
4% 11/15/38	1,785,000	1,642,952
4% 11/15/39	1,265,000	1,156,401
4% 11/15/40	6,000,000	5,444,192
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.):
Series 2019 A, 5% 2/1/32	1,125,000	1,224,125
Series 2019 B, 5% 2/1/32	1,815,000	1,974,921
(MN SD Cr. Enhancement Prog.):
Series 2018 A, 5% 2/1/33	1,000,000	1,070,922
Series 2018 B, 5% 2/1/33	3,190,000	3,416,242
Series 2017 A, 4% 2/1/33	1,415,000	1,447,191
Series 2017 B:
4% 2/1/33	2,595,000	2,654,036
4% 2/1/34	2,595,000	2,629,559
Series 2020 B, 4% 2/1/36	1,745,000	1,655,971
Series 2020 C, 4% 2/1/38	1,665,000	1,548,522
Series 2021 B:
5% 2/1/41	1,180,000	1,274,528
5% 2/1/42	1,235,000	1,330,775
Series 2021 C:
5% 2/1/40	1,585,000	1,715,210
5% 2/1/41	1,660,000	1,792,981
5% 2/1/42	1,745,000	1,880,326
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,036,284
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,486,275
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/33	1,900,000	1,971,237
Series 2017 A, 5% 10/1/33	3,335,000	3,573,332
Series 2018 B, 4% 8/1/35	5,270,000	5,321,763
Series 2019 A:
5% 8/1/31	1,000,000	1,103,290
5% 8/1/35	5,030,000	5,455,833
Series 2020 A:
5% 8/1/35	6,000,000	6,572,589
5% 8/1/37	6,000,000	6,521,060
5% 8/1/40	2,500,000	2,696,538
Series 2021 A:
4% 9/1/39	2,645,000	2,548,727
4% 9/1/41	10,000,000	9,278,807
Minnesota Higher Ed. Facilities Auth. Rev.:
(Univ. of St Thomas) Series 2017 A, 5% 10/1/29	760,000	803,374
Series 2016 A, 5% 5/1/46	3,610,000	3,228,490
Series 2017 A, 4% 10/1/35	800,000	754,943
Series 2017:
5% 3/1/31	1,000,000	1,060,030
5% 10/1/31	590,000	616,495
5% 3/1/34	530,000	557,697
5% 10/1/34	440,000	453,184
5% 10/1/35	555,000	569,670
Series 2018 A:
5% 10/1/34	1,155,000	1,188,939
5% 10/1/35	500,000	513,681
5% 10/1/45	3,650,000	3,685,400
Series 2019:
3% 12/1/23	100,000	98,777
4% 12/1/24	100,000	99,610
4% 12/1/25	180,000	178,904
4% 12/1/26	190,000	188,103
4% 12/1/27	195,000	192,075
4% 12/1/28	240,000	235,023
4% 12/1/29	285,000	277,119
4% 12/1/30	200,000	192,438
4% 12/1/31	450,000	428,431
4% 12/1/32	690,000	650,475
4% 12/1/33	750,000	700,480
4% 12/1/34	225,000	207,561
4% 12/1/40	4,100,000	3,597,695
5% 10/1/29	400,000	429,583
5% 10/1/40	1,000,000	1,020,858
Series 2021:
3% 3/1/40	365,000	283,386
3% 3/1/43	325,000	240,452
4% 3/1/24	205,000	207,103
4% 10/1/24	440,000	442,797
4% 3/1/25	175,000	177,588
4% 10/1/25	585,000	590,198
4% 3/1/26	100,000	101,997
4% 10/1/26	600,000	606,598
4% 10/1/28	675,000	681,259
4% 10/1/29	460,000	463,181
4% 3/1/30	150,000	154,891
4% 3/1/31	125,000	129,034
4% 3/1/32	140,000	143,024
4% 3/1/33	240,000	243,321
4% 3/1/34	150,000	150,339
4% 3/1/35	125,000	124,076
4% 3/1/36	125,000	122,987
4% 3/1/37	100,000	97,492
4% 10/1/46	1,000,000	895,375
4% 10/1/50	1,000,000	885,753
Series 2022 A:
5% 10/1/47	1,000,000	1,008,702
5% 10/1/52	1,000,000	1,005,639
Series Eight-G, 5% 12/1/31	1,000,000	1,033,047
Series Eight-J:
5% 3/1/26	1,015,000	1,052,855
5% 3/1/27	500,000	517,709
Series Eight-L:
5% 4/1/28	920,000	959,141
5% 4/1/29	1,005,000	1,049,078
5% 4/1/35	500,000	514,661
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	808,019	767,198
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	1,886,246	1,744,357
Series 2015 A:
5% 8/1/29	1,000,000	1,026,059
5% 8/1/30	1,000,000	1,024,633
5% 8/1/31	1,000,000	1,024,989
5% 8/1/32	1,000,000	1,023,921
5% 8/1/33	1,000,000	1,023,210
Series 2016 B, 3.5% 7/1/46	2,975,000	2,926,301
Series 2019 B, 4.25% 7/1/49	3,205,000	3,180,511
Series 2020 G, 3% 1/1/51	1,335,000	1,272,080
Series 2021 D, 3% 1/1/52	1,880,000	1,777,196
Series 2021 H, 3% 7/1/52	1,240,000	1,166,721
Series 2021, 3% 7/1/51	3,720,000	3,527,274
Series B:
3.5% 7/1/50	8,340,000	8,089,259
4% 8/1/36	2,000,000	1,933,080
Series E, 3.5% 7/1/50	4,245,000	4,115,132
Series I, 3% 1/1/51	4,620,000	4,393,829
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (Liquidity Facility Royal Bank of Canada) (c)	7,000,000	6,966,235
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	859,644
Series 2014:
5% 10/1/26	630,000	652,501
5% 10/1/27	750,000	776,493
5% 10/1/30	1,000,000	1,035,324
Series 2016:
4% 10/1/41	1,000,000	927,078
5% 10/1/32	1,500,000	1,581,936
5% 10/1/33	400,000	421,545
5% 10/1/35	400,000	420,784
5% 10/1/36	1,000,000	1,050,441
5% 10/1/47	2,000,000	2,037,545
Minnesota Pub. Facilities Auth. Rev. Series 2016 A, 5% 3/1/30	5,150,000	5,419,562
Minnesota State Gen. Fdg. Rev. Series 2014 A, 5% 6/1/38	5,000,000	5,022,408
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,544,613
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,073,357
Nashwauk Keewatin Independent School District # 319 Gen. Oblig. Series 2022 A:
4% 2/1/35	200,000	200,055
4% 2/1/36	500,000	496,304
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,077,184
North St. Paul Maplewood-Oakdale Indpendent School District:
(Minnesota School District Cr. Enhancement Prog.) Series 2019 B, 3% 2/1/42	3,090,000	2,286,377
(MN SD Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,174,212
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/24	650,000	652,565
5% 1/1/25	975,000	979,171
5% 1/1/31	1,740,000	1,746,808
Series 2016:
5% 1/1/28	500,000	525,151
5% 1/1/29	920,000	964,546
5% 1/1/30	520,000	545,015
5% 1/1/31	350,000	366,728
Series 2017:
5% 1/1/29	460,000	487,552
5% 1/1/31	400,000	422,705
5% 1/1/33	475,000	500,133
5% 1/1/35	520,000	544,969
Ramsey County Gen. Oblig. Series 2021 A, 5% 2/1/30	590,000	653,016
Red Rock Central Independent School District Series 2022 A, 2.375% 2/1/45	1,310,000	814,655
Robbinsdale Independent School District 281 (MN SD Cr. Enhancement Prog.) Series 2019 B, 5% 2/1/30	955,000	1,030,583
Rochester Elec. Util. Rev. Series 2017 A:
5% 12/1/42	1,100,000	1,147,552
5% 12/1/47	1,000,000	1,037,778
Rochester Health Care Facilities Rev.:
Series 2016 B:
5% 11/15/31	3,225,000	3,555,746
5% 11/15/35	4,000,000	4,462,516
Series 2018, 4% 11/15/48	3,400,000	2,957,693
Roseville Independent School District Series 2021 A:
5% 4/1/27	850,000	889,325
5% 4/1/28	1,100,000	1,159,292
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,050,000	5,376,109
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,528,202
5% 2/1/29	5,180,000	5,521,481
Saint Cloud Health Care Rev.:
Series 2016 A:
5% 5/1/29	1,125,000	1,157,129
5% 5/1/30	1,000,000	1,024,062
5% 5/1/31	1,000,000	1,021,969
5% 5/1/46	5,000,000	4,969,579
Series 2019, 5% 5/1/48	6,000,000	5,965,888
Saint Paul Gen. Oblig. Series 2021 C, 4% 5/1/31	1,590,000	1,657,626
Saint Paul Port Auth. District Series 2021 1:
3% 10/1/26	100,000	95,834
3% 10/1/34	275,000	229,029
4% 10/1/41	500,000	459,337
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,033,648
5% 11/1/28	1,000,000	1,032,227
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/24	1,000,000	1,022,164
5% 9/1/25	1,345,000	1,371,112
5% 9/1/26	1,575,000	1,602,167
5% 9/1/28	1,000,000	1,013,123
5% 9/1/34	1,065,000	1,069,151
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (c)(d)	3,000,000	2,942,179
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,320,000	2,944,423
Series 2015 A:
5% 1/1/34	1,695,000	1,773,888
5% 1/1/36	1,000,000	1,045,604
5% 1/1/41	1,045,000	1,089,072
Series 2019 A, 5% 1/1/34	1,230,000	1,323,088
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) Series 2017 A, 5% 11/15/47	7,395,000	7,303,742
Series 2015 A:
5% 7/1/29	5,000,000	5,134,423
5% 7/1/30	5,015,000	5,133,912
Series 2017 A:
5% 11/15/28	460,000	480,488
5% 11/15/30	650,000	670,763
5% 11/15/31	845,000	869,293
5% 11/15/33	3,410,000	3,488,982
5% 11/15/34	665,000	678,801
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,198,345
5% 4/1/41	6,000,000	6,183,391
Series 2017 A:
5% 9/1/33	5,025,000	5,326,105
5% 9/1/37	3,880,000	4,082,960
Series 2017 B, 5% 12/1/32	2,000,000	2,130,111
Series 2019 A, 5% 4/1/44	5,000,000	5,239,792
Series 2020 A:
5% 11/1/31	1,070,000	1,177,024
5% 11/1/33	1,015,000	1,103,792
5% 11/1/45	6,050,000	6,373,426
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	465,773
5% 8/1/54	1,000,000	912,633
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,259,831
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/27	2,150,000	2,157,103
5% 1/1/30	1,000,000	1,002,549
Series 2015 A, 5% 1/1/31	1,820,000	1,904,136
Series 2018 A, 5% 1/1/49	2,000,000	2,111,214
White Bear Lake Independent School District #624 Gen. Oblig. Series 2022 A, 4% 2/1/32	4,795,000	4,856,446
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,115,000	1,220,081
5% 12/1/31	1,000,000	1,089,719
TOTAL MINNESOTA		538,968,564
Puerto Rico - 1.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,705,673	940,156
5.625% 7/1/27	190,000	193,946
5.625% 7/1/29	595,000	608,562
5.75% 7/1/31	1,420,000	1,447,693
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,225,000	1,288,138
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	105,000	88,857
4% 7/1/41	85,000	68,593
5% 7/1/27	325,000	338,587
5% 7/1/30	140,000	147,662
5% 7/1/32	380,000	396,354
TOTAL PUERTO RICO		5,518,548
TOTAL MUNICIPAL BONDS (Cost $592,481,349)		546,343,695

Municipal Notes - 0.9%
	Principal Amount (a)	Value ($)
Minnesota - 0.9%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 2.75% 10/3/22, LOC Wells Fargo Bank NA, VRDN (c) (Cost $4,910,000)	4,910,000	4,910,000

TOTAL INVESTMENT IN SECURITIES - 97.3% (Cost $597,391,349)	551,253,695
NET OTHER ASSETS (LIABILITIES) - 2.7%	15,110,966
NET ASSETS - 100.0%	566,364,661

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,942,179 or 0.5% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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